Expense Example	Prospectus #1 Macquarie Small Cap Core Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Small Cap Core Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Small Cap Core Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Small Cap Core Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Small Cap Core Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Small Cap Core Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Small Cap Core Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Small Cap Core Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Small Cap Core Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Small Cap Core Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Small Cap Core Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Small Cap Core Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Small Cap Core Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Small Cap Core Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Small Cap Core Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Small Cap Core Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Small Cap Core Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Small Cap Core Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Small Cap Core Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Small Cap Core Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Macquarie Small Cap Value Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Macquarie Small Cap Value Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Macquarie Small Cap Value Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Macquarie Small Cap Value Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Macquarie Small Cap Value Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Macquarie Small Cap Value Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Macquarie Small Cap Value Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Macquarie Small Cap Value Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Macquarie Small Cap Value Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Macquarie Small Cap Value Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Macquarie Small Cap Value Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Macquarie Small Cap Value Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Macquarie Small Cap Value Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Macquarie Small Cap Value Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Macquarie Small Cap Value Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Macquarie Small Cap Value Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Macquarie Small Cap Value Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Macquarie Small Cap Value Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Macquarie Small Cap Value Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Macquarie Small Cap Value Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #3 Macquarie Wealth Builder Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #3 Macquarie Wealth Builder Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #3 Macquarie Wealth Builder Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #3 Macquarie Wealth Builder Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #3 Macquarie Wealth Builder Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #3 Macquarie Wealth Builder Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #3 Macquarie Wealth Builder Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #3 Macquarie Wealth Builder Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #3 Macquarie Wealth Builder Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #3 Macquarie Wealth Builder Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #3 Macquarie Wealth Builder Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #3 Macquarie Wealth Builder Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #3 Macquarie Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 1 Year	Prospectus #3 Macquarie Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 3 Years	Prospectus #3 Macquarie Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 5 Years	Prospectus #3 Macquarie Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 10 Years	Prospectus #3 Macquarie Wealth Builder Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #3 Macquarie Wealth Builder Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #3 Macquarie Wealth Builder Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #3 Macquarie Wealth Builder Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	677	893	1,126	1,795	284	569	980	2,127	133	415	718	1,579	83	259	450	1,002	69	218	379	847	681	905	1,146	1,838	288	582	1,001	2,169	137	428	739	1,624	87	271	471	1,049	72	224	390	871	677	899	1,139	1,825	284	576	993	2,156	133	422	731	1,610	83	265	463	1,034	76	245	429	962